     As filed with the Securities and Exchange Commission on August 11, 2000

                                Registration No.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ---------------

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        [ ] Pre-Effective Amendment No. ___
                        [ ] Post Effective Amendment No. ___

                                   WM Trust I
               (Exact name of Registrant as Specified in Charter)

                          1201 Third Avenue, 22nd Floor
                            Seattle, Washington 98101
               (Address of Principal Executive Offices) (Zip Code)
                                 (206) 461-3800
                        (Area Code and Telephone Number)

                                William G. Papesh
                                    President
                                WM Advisors, Inc.
                          1201 Third Avenue, Suite 1400
                            Seattle, Washington 98101

                                   Copies to:
                              J.B. Kittredge, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

                                 ---------------

            It is proposed that this filing will become effective on
                     September   , 2000 pursuant to Rule 488.

                                 ---------------


        The Registrant has registered an indefinite amount of its securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

                                   WM TRUST I

Cross-Reference Sheet as required by Rule 481(a)

FORM N-14 ITEM        CAPTION IN PROSPECTUS/PROXY STATEMENT
1                     Cross-Reference Sheet; Outside Front Cover of Prospectus
2                     Outside Back Cover Page of Prospectus; Table of Contents
3                     Overview of Mergers; Risk Factors
4                     The Proposal: Approval or Disapproval of Agreement and
                      Plan of Reorganization
5                     Information about the Funds
6                     Information about the Funds
7                     Voting Information, Special Meeting of Shareholders
8,9                   Not Applicable


FORM N-14 ITEM        CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
10                    Cover Page
11                    Table of Contents
12, 13                Additional Information about the Acquiring and Acquired
                      Funds
14                    Financial Statements

FORM N-14 ITEM        CAPTION IN PART C
15                    Indemnification
16                    Exhibits
17                    Undertakings

                                   WM TRUST II

                         Florida Insured Municipal Fund

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


                                November 1, 2000


                              To the Shareholders:

     This is to notify you that a Special Meeting of Shareholders of the Florida Insured Municipal Fund, a series of WM Trust II, will be held on November 1, 2000 at 10:00 a.m., Pacific Time, at the offices of WM Group of Funds, 1201 Third Avenue, 22nd Floor, Seattle, WA 98101, for the following purposes:

          1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Florida Insured Municipal Fund to the Tax-Exempt Bond Fund, a series of WM Trust I, in exchange for shares of the Tax-Exempt Bond Fund and the assumption by the Tax-Exempt Bond Fund of all of the liabilities of the Florida Insured Municipal Fund, and the distribution of such shares to the shareholders of the Florida Insured Municipal Fund in complete liquidation of the Florida Insured Municipal Fund.

          2. To transact such other business as may properly come before the meeting.

     The Trustees have fixed the close of business on August 31, 2000 as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.



                                    By order of the Board of Trustees
                                    [___________]


September 15, 2000

 --------------------------------------------------------------------------
  WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.
--------------------------------------------------------------------------

                           PROSPECTUS/PROXY STATEMENT


                                                              September __, 2000

                                  INTRODUCTION


     This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of the Florida Insured Municipal Fund (the "Acquired Fund") into the Tax-Exempt Bond Fund (the "Acquiring Fund"). The Acquired Fund is a series of WM Trust II, and the Acquiring Fund is a series of WM Trust I. The Acquired Fund and the Acquiring Fund are referred to in this Prospectus/Proxy Statement as the "Funds." The Merger is to be effected through the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. This will be followed by the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of the proposed transaction, each shareholder of the Acquired Fund will receive in exchange for his or her Acquired Fund shares a number of Merger Shares of the same class equal in value at the date of the exchange to the aggregate value of the shareholder's Acquired Fund shares. This means that you may end up with a different number of shares than you originally held, but the total dollar value of your shares will remain the same.

     Because shareholders of the Acquired Fund are being asked to approve transactions which will result in their receiving shares of the Acquiring Fund, this Proxy Statement also serves as a Prospectus for the Merger Shares of the Acquiring Fund.

     Both WM Trust I and WM Trust II (collectively, the "Trusts") are open-end series management investment companies organized as Massachusetts business trusts.

     Each of the Trusts has its principal executive offices at 1201 Third Avenue, Seattle, Washington 98101, and toll-free telephone number (800) 222-5852.

     The Acquiring Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Acquired Fund seeks to provide as high a level of current income that is exempt from federal income tax as is consistent with prudent investment management and preservation of capital. The Acquired Fund also seeks to ensure that the value of its shares is exempt from Florida intangible personal property tax.

     This Prospectus/Proxy Statement explains concisely what you should know before investing in the Acquiring Fund. Please read it carefully and keep it for future reference.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

- the Funds' current Prospectus (which includes all of the series of both WM Trust I and WM Trust II, among other funds), dated March 1, 2000 and as supplemented through June 18, 2000 (the "Fund Prospectus");

- the Funds' current Statement of Additional Information, dated March 1, 2000 (the "Fund SAI");

- the Statement of Additional Information relating to this Prospectus/Proxy Statement dated September __, 2000 (the "Merger SAI"); and

- the Report of Independent Accountants and financial statements in respect of each Fund included in the Funds' Annual Report to Shareholders for the year ended October 31, 1999 (the "Annual Report").

     This Prospectus/Proxy Statement is accompanied by or has been preceded by a copy of the Fund Prospectus. For a free copy of the Fund Prospectus, SAI, Merger SAI, or Annual Report, please call 1-800-222-5852 or write to WM Group of Funds at:

WM Group of Funds
1201 Third Avenue
22/nd/ Floor
Seattle, WA 98101

     The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

You can lose money by investing in the Acquiring Fund. The Acquiring Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Acquiring Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

OVERVIEW OF MERGER

Proposed Transaction

     The Trustees of each of the Trusts, on behalf of their respective Funds, have approved the proposed Merger of the Acquired Fund into the Acquiring Fund. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, followed by the liquidation of the Acquired Fund.

     As a result of the proposed Merger, the Acquired Fund will receive a number of Class A or Class B Merger Shares of the Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the Class A or Class B shares of the Acquired Fund, as the case may be. Following the transfer, (i) the Acquired Fund will distribute to each of its Class A and Class B shareholders a number of full and fractional Class A or Class B Merger Shares equal in value to the aggregate value of the shareholder's Class A and Class B Acquired Fund shares, and (ii) the Acquired Fund will be liquidated.

     The Class A and Class B shares of the Acquired Fund have identical characteristics to the corresponding classes of shares of the Acquiring Funds, as described in the Fund Prospectus.

     You will not be charged a front end sales load on the issuance of the Merger Shares, or a Contingent Deferred Sales Charge ("CDSC") on Acquired Fund shares exchanged for Merger Shares. The Merger Shares that you receive will be subject to a CDSC on redemption to the same extent that that Acquired Fund shares exchanged were so subject. For purposes of computing the CDSC, if any, payable on redemption of Class A and Class B Merger Shares, the Merger Shares will be treated as having been purchased as of the date that, and for the price (adjusted to reflect the Merger) at which, you originally purchased the Acquired Fund shares.

     As described more fully below, the Trustees of each Trust have approved, and recommend that shareholders of the Acquired Fund approve, the Merger. In reaching their decision, the Trustees considered that the Merger offers shareholders the opportunity to pursue a generally similar investment objective (with the exception that the Acquiring Fund does not seek to ensure that the value of its assets is exempt from the Florida intangible personal property tax) in a larger Fund, which should offer economies of scale and opportunities for greater diversification of risk.

See "Proposals-- Background and Reasons for the Proposed Mergers."

Operating Expenses

     As the following tables suggest, the Merger should result in Acquired Fund shareholders experiencing lower Fund expenses. Of course, there can be no assurance that the Merger will result in expense savings for shareholders. These tables summarize, for Class A shares and Class B shares, expenses:

-    that each Fund incurred in its fiscal year ended October 31, 1999; and

- that the Acquiring Fund would have incurred in its most recent fiscal year on a pro forma basis, giving effect to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year.

The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each Fund and the Acquiring Fund on a pro forma basis, over specified periods. By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a Fund, or a particular class of shares, with the costs of investing in other mutual funds.

                                                                     Class A           Class B
                                                                ---------------------------------------
Shareholder Fees
-------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchase
(as a percentage of offering price at the time of purchase)           5.50%             None

Maximum Contingent Deferred Sales Charge (as a
percentage of original purchase price or redemption price,
as applicable)                                                        0%/1/             5%/2/

-------------------------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares without paying an initial sales charge may be subject to a deferred sales charge of 1.00% on redemptions within the first year or 0.50% on redemptions within the second year after purchase. Class A shares are not otherwise subject to a deferred sales charge.

(2) 5% first year; 4% second year; 3% third year; 2% fourth year; 1% fifth year and 0% thereafter.

                                                 Current
                                                Expenses
                                                 Florida                             Pro Forma
                                                 Insured        Current Expenses     Expenses
                                                Municipal       Tax-Exempt Bond     Tax-Exempt
                                                  Fund                Fund           Bond Fund
                                                ---------       ----------------    -----------
Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees
  Class A....................................     0.50%              0.48%              0.48%
  Class B....................................     0.50%              0.48%              0.48%
------------------------------------------------------------------------------------------------------

Service (12b-1) Fees
  Class A....................................     0.25%              0.25%              0.25%
  Class B....................................     1.00%              1.00%              1.00%
------------------------------------------------------------------------------------------------------

Other Expenses
  Class A....................................     0.39%              0.16%              0.16%
  Class B....................................     0.38%              0.16%              0.16%
------------------------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses
  Class A....................................     1.14%              0.89%              0.89%
  Class B....................................     1.88%              1.64%              1.64%
------------------------------------------------------------------------------------------------------

Expense Reimbursement
  Class A....................................       --               0.01%/1/           0.01%(1)
  Class B....................................       --               0.01%/1/           0.01%(1)

------------------------------------------------------------------------------------------------------
Net Expenses
  Class A....................................     1.14%              0.88%/1/           0.88%(1)
  Class B....................................     1.88%              1.63%/1/           1.63%(1)
------------------------------------------------------------------------------------------------------

(1) Reflects WM Advisors, Inc.'s obligation to limit Total Annual Fund Operating Expenses through October 31, 2000.

Example of Fund Expenses:

  An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:


                                                                                         Pro Forma
                                              Current Expenses     Current Expenses       Expenses
                                              Florida Insured       Tax-Exempt Bond      Tax-Exempt
                                               Municipal Fund           Fund              Bond Fund
                                              ----------------     ----------------      ----------
Class A

  1 year...................................        $  561               $  537             $  537
  3 years..................................        $  796               $  721             $  721
  5 years..................................        $1,054               $  924             $  924
  10 years.................................        $1,774               $1,497             $1,497
-------------------------------------------------------------------------------------------------------

Class B

  1 year...................................        $  691               $  667             $  667
  3 years..................................        $  891               $  817             $  817
  5 years..................................        $1,122               $  997             $  997
  10 years.................................        $2,006               $1,742             $1,742
-------------------------------------------------------------------------------------------------------

Class B (no redemption)

  1 year...................................        $  191               $  167             $  167
  3 years..................................        $  591               $  517             $  517
  5 years..................................        $1,022               $  897             $  897
  10 years.................................        $2,006               $1,742             $1,742
-------------------------------------------------------------------------------------------------------

Federal Income Tax Consequences

     For federal income tax purposes the Merger will be a tax-free reorganization. Accordingly, no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the Merger, and the aggregate tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shareholder's Acquired Fund shares.

     A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any capital gains recognized in these sales will be distributed to the Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized long-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to the shareholders. See "Information about the Mergers--Federal Income Tax Consequences."


Comparison of Investment Objectives, Policies and Restrictions

     The Acquiring Fund has investment objectives that are generally similar to those of the Acquired Fund. Both Funds seek to provide a high level of current income that is exempt from federal income tax while protecting investor capital; however, unlike the Acquired Fund, the Acquiring Fund does not seek to ensure that the value of its shares is exempt from Florida intangible personal property tax. As a result, it is likely that holders of Merger Shares who are subject to the Florida intangible personal property tax will be so taxed on the value of such shares. In this event, the effective after-tax return obtained as a result of holding Merger Shares would be lower for holders subject to the Florida intangible personal property tax. The significance of this differential may be lessened by the fact that the Florida intangible personal property tax has recently been reduced and proposals have been made which, if implemented, would eliminate the tax entirely. However, it is not certain that such proposals will ever be so adopted or implemented.


     The total return for the Acquired Fund and the Acquiring Fund is set forth in the chart below.


                             Total Return Comparison
                                 As of 6/30/00*


                                                                    Since         Since
                                      5 Years       10 Years        1/3/77        6/9/93
                           1 Year    Annualized    Annualized     Annualized    Annualized
                           ------    ----------    ----------     ----------    ----------
Tax-Exempt
Bond Fund............      (3.03)%      3.68%         5.75%          5.70%          N/A

Florida Insured
Municipal Fund......       (4.23)%      4.48%          N/A            N/A           3.86%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. For further information about each Fund's performance, including information about waivers/ reimbursements that affected the Fund's performance, see the Fund Prospectus.

** Since Acquired Fund Class A inception.

     It is a fundamental policy of both Funds to invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in municipal obligations, including inverse floating rate obligations. However, with respect to such 80%, the Acquiring Fund specifically limits its investments to municipal bonds, municipal notes and securities of affiliated tax-exempt mutual funds, while the Acquired Fund must invest such 80% in insured Florida obligations.

     The Acquiring Fund may invest up to 35% of its assets in lower-rated securities ("junk bonds"). The following chart sets forth, for each bond grade in Moody's rating system, the percentage of assets of the Acquiring Fund which are invested in obligations currently rated by Moody's or Standard & Poor's, as applicable, to be of that grade.

----------------------------------------
                    PERCENTAGE OF ASSETS
CREDIT RATINGS         AS OF 3/31/00
--------------      --------------------
AAA                        43.6%
AA                         27.7%
A                          13.2%
BBB                        10.2%
BB                          0.0%

Unrated Securities          5.3%
---------------------------------------

     Both Funds may invest in interest rate futures and options.

     Both Funds may invest in certain municipal obligations issued to finance private activities, such as airports, housing projects, student loan programs, water and sewer projects and certain other projects. Interest on such private activity bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes ("AMT"). The Acquired Fund may invest without limitation in AMT-subject bonds, whereas the Acquiring Fund limits these instruments to 20% of its total assets.

     With respect to the maintenance of temporary defensive positions, the Acquired Fund may invest without limitation in taxable short-term instruments and securities of unaffiliated money market mutual funds, but the Acquiring Fund may only invest up to 50% of its portfolio in taxable short term investments such as U.S. Government securities, commercial paper rated in the highest grade by either Standard & Poor's or Moody's, time or demand deposits in U.S. banks, and repurchase agreements relating to municipalities.

     For a more detailed description of the investment techniques used by the Acquired Fund and the Acquiring Fund, please see the Fund Prospectus and the Fund SAI.

     Comparison of Distribution Policies and Purchase, Exchange and Redemption Procedures

     The Acquired Fund and the Acquiring Fund each declare dividends daily and pay them monthly. Both Funds also distribute any net realized capital gains at least annually.

     The Acquired Fund and the Acquiring Fund have the same procedures for purchasing shares, as described in the Fund Prospectus.

     Shares of each Fund can be exchanged for shares of the same class of any other fund or portfolio offered by the WM Group of Funds.

     See the Fund Prospectus and the Fund SAI for further information.

Advisory Services

     WM Advisors, Inc. (the "Advisor"), the investment advisor to both Trusts, has been in the business of investment management since 1944. The advisor has delegated responsibility for managing the portfolios of both the Acquired Fund and the Acquiring Fund to a sub-advisor. The sub-advisor is Van Kampen Management, Inc. ("Van Kampen"), One Parkview Plaza, Oakbrook, Illinois 60181. Van Kampen is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision of more than $64 billion, as of December 31, 1999.

-----------------------------------------------------------------------------
RISK FACTORS

     Certain risks associated with an investment in the Acquiring Fund are summarized below. Because the Acquiring Fund and the Acquired Fund share certain policies described more fully above under "Overview of Mergers--Comparisons of Investment Objectives, Policies and Restrictions," many of the risks of an investment in the Acquiring Fund are substantially similar to the risks of an investment in the Acquired Fund.

     The values of all securities and other instruments held by the Acquiring Fund vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Fund will vary, and may be less at the time of redemption than it was at the time of investment.

Market Risk

     The Acquiring Fund is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

     One aspect of market risk is interest rate risk. As interest rates rise, your investment in the Acquiring Fund is likely to be worth less. This risk may be compounded in the case of the Acquiring Fund, as it invests in mortgage-backed or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable - when interest rates are rising.

Credit Risk

     The Acquiring Fund may be subject to credit risk, as it invests in fixed-income securities. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to any of a Fund's portfolio transactions (including without limitation repurchase agreements, reverse repurchase agreements, lending of securities and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for the Acquiring Fund as it may from time to time invest significantly in lower-rated securities. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Leveraging Risk

     When the Acquiring Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Acquiring Fund will be more volatile and all other risks will tend to be compounded. The Acquiring Fund may achieve leverage through the use of inverse floating rate investments.

Derivatives Risk

     The Acquiring Fund may, subject to the limitations and restrictions stated elsewhere in this Proxy Statement/Prospectus and the Fund SAI, enter into strategic transactions involving derivatives such as futures contracts which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

Liquidity Risk

     Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling out of these illiquid securities at an advantageous price. The Acquiring Fund may be subject to liquidity risk.

Management Risk

     The Acquiring Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or Van Kampen will apply its investment techniques and risk analyses in making investment decisions for the Acquiring Fund, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or Van Kampen may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Acquiring Fund.

Tax Risk

     The Acquiring Fund is subject to the risk that some or all of the income it receives might become taxable by law or be determined by the Internal Revenue Service (or the relevant state tax authority) to be taxable. In this event, the value of the Acquiring Fund's investments would likely fall, and some or all of the income distributions paid by the Acquiring Fund might become taxable. In addition, some or all of the income distributions paid by the Fund may be subject to federal alternative minimum income tax.

     Additionally, the Acquiring Fund does not specifically seek to ensure that the value of its shares is exempt from Florida intangible personal property tax. As a result, it is likely that holders of Merger Shares who are otherwise subject to the Florida intangible personal property tax will be so taxed on the value of such shares. In this event, the effective after-tax return obtained as a result of holding Merger Shares would be lower for holders subject to the Florida intangible personal property tax. The significance of this differential may be lessened by the fact that the Florida intangible personal property tax has recently been reduced and proposals have been made which, if implemented, would eliminate the tax entirely. However, it is not certain that such proposals will ever be so adopted or implemented.

-------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS


     This Prospectus/Proxy Statement is being furnished in connection with a Special Meeting of Shareholders of the Acquired Fund to be held on November 1, 2000 or at such later time made necessary by adjournment (the "Meeting") and the solicitation of proxies by and on behalf of the shareholders of the Acquired Funds for use at the Meeting. The Meeting is being held to consider the proposed Merger of the Acquired Fund with the Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund. This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about September ____ 2000.

     The Trustees know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

-------------------------------------------------------------------------------

THE PROPOSAL:

APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders of the Acquired Fund are being asked to approve or disapprove a Merger between the Acquired Fund and the Acquiring Fund. The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund (the "Agreement") in the form attached to this Prospectus/Proxy Statement as Appendix A.

     The Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the issuance to the Acquired Fund of the Class A and Class B Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Class A and Class B shares, respectively, of the Acquired Fund acquired by the Acquiring Fund and the net asset value per Class A and Class B shares of the Acquiring Fund and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as more fully described below under "Information About the Mergers."

     After receipt of the Merger Shares, each Acquired Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders, and the Class B Merger Shares to be distributed to its Class B shareholders, in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of full and fractional Class A and Class B Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Class A and Class B Acquired Fund shares.

Trustees' Recommendations. The Board of Trustees has voted unanimously to approve the Merger and to recommend that shareholders of the Acquired Fund also approve the Merger.

     Required Shareholder Vote. Approval of the Merger requires the approval not only of a majority of the Trustees, but also of a "majority of the outstanding voting securities" of the fund, as defined in the 1940 Act, which means the lesser of (A) 67% or more of the shares of the fund present at a meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (B) more than 50% of the outstanding shares of the fund.

Background and Reasons for the Proposed Merger

     The Board of Trustees, including all of its Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), has unanimously determined that the Merger would be in the best interests of the Funds, and that the interests of the Funds' shareholders would not be diluted as a result of effecting the Merger. At a meeting held on June 6, 2000, the Trustees unanimously approved the proposed Merger and recommended its approval by shareholders. Before reaching their conclusions, the Board considered (i) that the Advisor will be bearing the expenses associated with the Merger, including those described under "Information about the Merger," (ii) that the portfolio manager of the Acquired Fund and the other service providers to the Acquired Fund would not change, (iii) the decreased overall expenses expected to be borne by Acquired Fund shareholders, (iv) the presently unfavorable conditions in the Florida municipal bond market, (v) the prospects for growth of the Acquiring Fund, possibly enabling further economies of scale and even lower management fees for all shareholders of the Fund in the future, and (vi) the difficulties of managing the Acquired Fund as its assets continue to shrink. In addition, the Board took into account the relative historical investment performance of the Acquiring Fund and the Acquired Fund. Furthermore, the Trustees took into account the capital loss carry-forwards for the Acquired Fund and the Acquiring Fund, and the unrealized capital appreciation in each Acquired Fund and in the Acquiring Fund, in each case as a percentage of the Fund's total net assets. Those percentages as of June 30, 2000 were as follows:

                                                              Unrealized
                                                               Capital
                                Capital Loss Carry-         Appreciation (as
                                Forwards (as a % of        a % of total net
                                total net assets) on           assets) on
        Fund                          6/30/00                   6/30/00
        ----                    --------------------       ------------------
  Tax-Exempt Bond
  Fund...........................      1.3%                      2.8%
  Florida Insured
  Municipal
  Fund...........................     14.5%                      1.4%

     The principal reasons why the Board of Trustees is recommending the Merger are as follows:

(i) Sustainable decreases in overall expenses. The Merger is expected to result in aggregate operating expenses that would be lower than those expected to be borne by the Acquired Fund as described more fully in the Overview under "Operating Expenses." Of course, there can be no assurance that the Merger will result in savings in operating expenses to shareholders.

(ii) Appropriate investment objectives, diversification, etc. The investment objective, policies, and restrictions of the Acquiring Fund are generally similar to those of the Acquired Fund, with the exception that the Acquiring Fund does not seek to ensure that the value of its assets is exempt from the Florida intangible personal property tax. The Trustees believe that an investment in shares of the Acquiring Fund (whose portfolio will have been combined with that of the Acquired Fund) will provide shareholders with an investment opportunity comparable to that currently afforded by the Acquired Fund, with the potential for reduced investment risk because of the opportunities for additional diversification of portfolio investments through increased Fund assets.

Information About the Mergers

     Agreement and Plan of Reorganization. The proposed Agreement and Plan of Reorganization provides that the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for the issuance of the Class A and Class B Merger Shares and for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as of the Exchange Date (defined in each Agreement to be November 1, 2000 or such other date as may be agreed upon by the Acquiring Fund and the Acquired Fund). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     The Acquired Fund will sell all of its assets to the Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund, and (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Acquired Fund.

     Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund and Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A and Class B shares of the Acquired Fund will receive a number of Class A and Class B Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A and Class B shares of the Acquired Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders, each account representing the respective number of full and fractional Class A and Class B Merger Shares due such shareholder. Because the shares of the Acquiring Fund will not be represented by certificates, certificates for Merger Shares will not be issued.

     The consummation of each Merger is subject to the conditions set forth in the Agreement, any of which may be waived, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of the Acquired Fund, prior to the Exchange Date, by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

     All legal and accounting fees and expenses, printing other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by WM Advisors, Inc. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

     Description of the Merger Shares. Full and fractional Merger Shares will be issued to the Acquired Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Class A and Class B shares of the Acquiring Fund, which have characteristics identical to those of the corresponding class of Acquired Fund shares with respect to sales charges, CDSCs, conversion and 12b-1 servicing and distribution fees. For purposes of determining the CDSC payable on redemption of Class B Merger Shares received by holders of Class B shares of the Acquired Fund, such shares will be treated as having been purchased as of the dates that, and for the price (adjusted to reflect the Merger) at which, such shareholders originally purchased shares of the Acquired Fund, and the CDSC will be applied at the same rate as was in effect for the Acquiring Fund at the time the shares of the Acquired Fund were originally purchased. For purposes of determining the conversion date of Class B Merger Shares to Class A shares, the Merger Shares will be treated as having been purchased as of the date that the Acquired Fund shares exchanged for such Merger Shares were originally purchased (so that the conversion of such shares will be unchanged by the Mergers). See the Fund Prospectus for more information about the characteristics of Class A and Class B shares of the Funds.

Organization. Each of the Merger Shares will be fully paid and nonassessable by the Acquiring Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Merger Shares convert automatically into Class A shares as described above. The Amended and Restated Agreement and Declaration of Trust of WM Trust I (the "WM Trust I Declaration of Trust") permits the Trustees of WM Trust I to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine, The Acquiring Fund's shares are currently divided into two classes: Class A and Class B.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the WM Trust I Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquiring Fund and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the WM Trust I. The WM Trust I Declaration of Trust provides for indemnification out of Acquiring Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Acquiring Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations. The likelihood of such a circumstances is considered remote. The shareholders of the Acquired Fund are currently subject to substantially the same risk of shareholder liability, under Massachusetts law and the Master Trust Agreement of WM Trust II and the amendments thereto (the "WM Trust II Declaration of Trust").

Except as otherwise noted below, the provisions of the WM Trust I Declaration of Trust are substantially similar to those of the WM Trust II Declaration of Trust. The WM Trust I Declaration of Trust provides that Trustees may be removed by a majority of the Trustees, whereas the WM Trust II Declaration of Trust provides that Trustees may be removed by two-thirds vote of the Trustees or by vote of shareholders holding at least two-thirds of the outstanding shares of WM Trust II. In addition, the WM Trust II Declaration of Trust provides that shareholders holding 10% or more of the outstanding shares of WM Trust II may call a meeting of shareholders to consider the removal of any Trustee. The WM Trust I Declaration of Trust specifies no minimum number of Trustees, while the WM Trust II Declaration of Trust specifies a minimum of two Trustees.

Unlike the WM Trust I Declaration of Trust, the WM Trust II Declaration of Trust provides that the liquidation or merger of any fund requires the approval not only of a majority of the Trustees, but also of a "majority of the outstanding voting securities" of the fund, as defined in the 1940 Act, which means the lesser of (A) 67% or more of the shares of the fund present at a meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (B) more than 50% of the outstanding shares of the fund. The WM Trust I Declaration of Trust requires only the vote of a majority of the Trustees for the liquidation of any fund. The WM Trust I Declaration of Trust provides that WM Trust I or any fund thereof may be terminated by a vote of at least 50% of the shares of each fund entitled to vote (voting separately by fund) or by a majority of the Trustees by written notice to shareholders, whereas the WM Trust II Declaration of Trust provides that WM Trust II may be terminated only by both the vote of a majority of the outstanding voting securities of each fund and the vote of a majority of the Trustees. The WM Trust I Declaration of Trust provides that a quorum for a meeting of shareholders is 10% of the shares entitled to vote at the meeting, while the WM Trust II Declaration of Trust provides that a quorum for a meeting of shareholders is a majority of the shares entitled to vote at the meeting.

Federal income tax consequences. The Merger will be a tax-free reorganization. The Merger will be conditioned on receipt of an opinion from Ropes & Gray, special counsel to WM Group of Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the Merger; (ii) under Section 354 of the code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) under Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the aggregate basis of the Acquired Fund shares; (iv) under Section 1223(1) of the Code, an Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset;
(v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the reorganization; (vi) under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's tax basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets. The opinion will be based on certain factual certifications made by officers of WM Trust I and WM Trust II, and will also be based on customary assumptions.

     A substantial portion of the portfolio assets of the Acquired Fund may be sold in connection with the Merger. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets. Any capital gains to be recognized in these sales will be distributed to the Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to the shareholders.

     Prior to the Exchange Date, the Acquired Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders of all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

     The foregoing description of the federal income tax consequences of the Merger is made without regard to the particular circumstances of any shareholder. Shareholders are therefore urged to consult their tax adviser as to the specific consequences to them of the Merger, including the applicability and effect of state, local, foreign and other taxes.

     Capitalization. The following tables show the capitalization of the Acquiring Fund and each Acquired Fund as of June 30, 2000 and of the Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Acquiring Fund of the assets and liabilities of the Acquired Fund at net asset value:

                             Capitalization Tables
                                 June 30, 2000
                                  (Unaudited)


                                                       Florida Insured      Tax-Exempt     Pro Forma
                                                        Municipal Fund       Bond Fund      Combined
                                                        --------------       ---------      --------

-------------------------------------------------------------------------------------------------------------
Net assets (000's omitted)
   Class A.......................................          $9,802             $212,012       $221,814
   Class B.......................................           6,172               24,549         30,721
-------------------------------------------------------------------------------------------------------------

Shares outstanding (000's omitted)
   Class A.......................................          $1,019             $ 28,492       $ 29,814
   Class B.......................................             643                3,299          4,129

-------------------------------------------------------------------------------------------------------------

Net asset value per share
   Class A.......................................          $  9.62            $  7.44        $  7.44
   Class B.......................................             9.62               7.44           7.44
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------


INFORMATION ABOUT THE FUNDS

Other information regarding the Funds, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Fund Prospectus, the Fund SAI and the Annual Report, which are available upon request by calling 1-800-222-5852.

Proxy materials, reports and other information filed by WM Trust I and WM Trust II with respect to the Funds can be inspected and copied at the Securities and Exchange Commission's public reference room located at 450 5th Street NW, Room 1200, Washington, DC 20549-6009. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trusts on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may also obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: public info@secgov.org by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the following file numbers:

File No. 811-00123:  WM Trust I (Tax-Exempt Bond Fund)

File No. 811-05775:  WM Trust II (Florida Insured Municipal Fund)

VOTING INFORMATION


Record date, quorum and method of tabulation. Shareholders of record of each Acquired Fund at the close of business on August 31, 2000 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of more than 50% of the shares of the Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Class A and Class B shareholders of the Acquired Fund vote together as a single class in connection with the approval or disapproval of the Merger. Votes cast by proxy or in person at the Meeting will be counted by persons appointed by WM Trust II as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Merger.

Shares outstanding and beneficial ownership. As of the Record Date, as shown on the books of the Acquired Fund, there were issued and outstanding the following number of shares of beneficial interest of each class of the Acquired Fund.

                                                               Number of Shares
                                                                 Outstanding
                                                               ----------------
Class A....................................................      -----------
Class B....................................................      -----------

     As of the Record Date, the officers and Trustees of WM Trust II as a group beneficially owned [less than 1% of the outstanding shares of each class of the Acquired Fund. As of June 30, 2000, to the best of the Acquired Fund's knowledge, no person owned of record or beneficially 5% or more of the outstanding shares of the Acquired Funds and the Acquiring Fund.]

Solicitation of Proxies. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Trustees of the Funds and the employees of the Advisor. and its affiliates. The costs for solicitation of proxies, like the other costs associated with the Merger of the Funds, will be borne by the Advisor. See "Information About the Mergers."

     The Advisor or its affiliates may call shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. Shareholders voting by telephone would be asked for their social security number or other identifying information, and would be given an opportunity to authorize proxies to vote their shares in accordance with their instructions.

To ensure that the shareholders' instructions have been recorded correctly, they will receive a confirmation of their instructions in the mail. A special toll-free number will be available in case the information contained in the confirmation is incorrect. Although a shareholder's vote may be taken by telephone, each shareholder will receive a copy of this Prospectus/Proxy Statement, and may vote by mail using the enclosed proxy card. Shareholders may contact WM Shareholder Services at (800) 222-5852.

Revocation of proxies. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of WM Trust II, 1201 Third Avenue, 22/nd/ Floor, Seattle, WA 98101), or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of WM Trust II. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made FOR the proposal to implement the Merger.

Shareholder proposals at future meetings of shareholders. The Declaration of Trust of WM Trust II does not provide for annual meetings of shareholders, and the Acquired Fund does not currently intend to hold such a meeting for shareholders. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Acquired Fund shareholders must be received by the Acquired Fund a reasonable period of time prior to any such meeting. If the Merger is consummated, there will be no further meetings of the shareholders of the Acquired Fund.

Adjournment. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned only with respect to one proposal, any other proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal.

September __, 2000

                                                                      Appendix A


                      AGREEMENT AND PLAN OF REORGANIZATION

      This Agreement and Plan of Reorganization (the "Agreement") is made as of June __, 2000 in Boston, Massachusetts, by and between WM Trust II, a Massachusetts business trust, on behalf of its Florida Insured Municipal Fund series (the "Acquired Fund"), and WM Trust I, a Massachusetts business trust, on behalf of its Tax-Exempt Bond Fund series (the "Acquiring Fund").

Plan of Reorganization

     (a) The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to the Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (ii) a number of full and fractional Class B shares of beneficial interest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to the Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A Merger Shares and the Class B Merger Shares shall be referred to collectively as the "Merger Shares"). It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transaction described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A and Class B shareholders of record as of the Exchange Date the Class A and Class B Merger Shares, each such shareholder being entitled to receive that proportion of such Class A and Class B Merger Shares which the number of Class A and Class B shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A and Class B shares of the Acquired Fund outstanding on such date. Certificates representing the Class A and Class B Merger Shares will not be issued. All issued and outstanding Class A and Class B shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

     (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Amended and Restated Agreement and Declaration of Trust of WM Trust II (the "WM Trust II Declaration of Trust"), as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

Agreement

     The Acquiring Fund and the Acquired Fund agree as follows:

     1. Representations, Warranties and Agreements of the Acquiring Fund. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

     a. The Acquiring Fund is a series of WM Trust I, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. WM Trust I is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on WM Trust
I. Each of WM Trust I and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

     b. Reserved

     c. The statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the year ended October 31, 1999 have been furnished to the Acquired Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquiring Fund as of that date and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

     d. The current prospectus and statement of additional information of WM Group of Funds, each dated March 1, 2000, and as supplemented on March 2, 2000 and March 22, 2000 (collectively, as from time to time amended, the "Prospectus"), which have previously been furnished to the Acquired Fund, did not as of such date and does not contain as of the date hereof, with respect to the Acquiring Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of WM Trust I or the Acquiring Fund, threatened against WM Trust I or the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of October 31, 1999, those incurred in the ordinary course of its business as an investment company since October 31, 1999 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 1999, whether or not incurred in the ordinary course of business.

     g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of WM Trust I's officers, are required to have been filed by the Acquiring Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Investment Company Act of 1940, as amended (the "1940 Act") and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

     i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by WM Trust I on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by WM Trust I, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

     k. All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

     m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     n. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

     2. Representations, Warranties and Agreements of the Acquired Fund. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

     a. The Acquired Fund is a series of WM Trust II, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. WM Trust II is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on WM Trust II. Each of WM Trust II and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

     b. Reserved

     c. A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended October 31, 1999 have been furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of that date, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the period covered thereby, in conformity with generally accepted accounting principles.

     d. The Prospectus, which has been previously furnished to the Acquiring Fund, did not contain as of such dates and does not contain, with respect to the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of WM Trust II or the Acquired Fund, threatened against WM Trust II or the Acquired Fund, which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in the WM Trust II registration statement on Form N-1A or the Prospectus.

     g. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of October 31, 1999 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 1999, whether or not incurred in the ordinary course of business.

     h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of WM Trust II's officers, are required to have been filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     i. At the Exchange Date, WM Trust II, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of October 31, 1999 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

     j. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

     k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

     l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or North American Funds specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

     n. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Acquired Fund's fiduciary duty to its shareholders.

     o. All of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

     3. Reorganization.

     a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(l)), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any Investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Class A and Class B Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A and Class B shares of the Acquired Fund.

     b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

     c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

     4. Transaction. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to the Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to the Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date.

     a. The net asset value of the Class A and Class B Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Class A and Class B shares of the Acquired Fund, and the value of the liabilities attributable to the Class A and Class B shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

     b. The net asset value of the Class A and Class B Merger Shares shall be computed in the manner set forth in the Prospectus. The value of the assets and liabilities of the Class A and Class B shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

     c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

     d. The Acquired Fund shall distribute the Merger Shares to the shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Acquired Fund shareholder in accordance with such written instructions.

     e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

     5. Expenses, Fees, etc.

     a. The costs of all transactions contemplated by this Agreement will be borne by WM Advisors, Inc. ("WM Advisors"). Notwithstanding the foregoing, expenses will be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

     b. Reserved

     c. Reserved

     d. In the event the transactions contemplated by this Agreement are not consummated for any reason, WM Advisors and/or its affiliates shall bear all expenses incurred in connection with such transactions.

     e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

     6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at Boston, Massachusetts, as of August __, 2000, or at such other date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     7. Meetings of Shareholders; Dissolution.

     a. WM Trust II, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided and adopting this Agreement.

     b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the Amended and Restated Agreement and Declaration of Trust of WM Trust II in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

     c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

     8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by WM Trust II's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since October 31, 1999, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

     c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by WM Trust II's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

     d. Reserved

     e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     f. That the Acquiring Fund shall have received an opinion of Ropes & Gray, counsel to the Acquired Fund, in form satisfactory to counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) WM Trust II is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by WM Trust II on behalf of the Acquired Fund and, assuming that the Registration Statement, the Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by WM Trust II on behalf of the Acquiring Fund, is a valid and binding obligation of WM Trust II and the Acquired Fund; (iii) WM Trust II, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the WM Trust II Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which WM Trust II or the Acquired Fund is a party or by which it is bound; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by WM Trust II on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

     g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations), dated the Exchange Date, in form satisfactory to the Acquiring Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the tax basis to the Acquiring Fund of the Investments will be the same as the tax basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund.

     h. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

     i. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of WM Trust I or the Acquiring Fund, threatened by the Commission.

     j. That WM Trust I shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     k. That all actions taken by WM Trust II on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

     l. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid), and
(iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for its taxable years ending on or after October 31, 1999 and on or prior to the Exchange Date.

     m. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of WM Trust II, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

     n. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

     o. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date,
(ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

     p. Reserved

     q. Reserved

     r. Reserved

     9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That WM Trust I, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

     c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by WM Trust I's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that WM Trust I shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of WM Trust I certifying that as of the Valuation Time and as of the Exchange Date, to the best of WM Trust I's knowledge, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

     d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

     e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, in form satisfactory to counsel to the Acquired Fund, and dated the Exchange Date, to the effect that (i) WM Trust I is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by WM Trust I and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by North American Funds on behalf of the Acquiring Fund and, assuming that the Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by WM Trust II on behalf of the Acquired Fund, is a valid and binding obligation of WM Trust I and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate WM Trust I's Amended and Restated Declaration of Trust ("WM Trust I Declaration of Trust") or its By-Laws, or any provision of any agreement known to such counsel to which WM Trust I or the Acquiring Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by WM Trust I on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act. In addition, such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Acquired Fund Proxy Statement and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Acquired Fund Proxy Statement, on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the portions of the Acquired Fund Proxy Statement relevant to the transfer of assets contemplated by this Agreement as of its date, as of the date of the Acquired Fund shareholders' meeting, or as of the Exchange Date, contained an untrue statement of a material fact regarding the Acquiring Fund or omitted to state a material fact required to be stated therein or necessary to make the statements therein regarding the Acquiring Fund, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquired Fund, contained in the Acquired Fund Proxy Statement or the Registration Statement, and may contain other customary or appropriate qualifications.

     f. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations), in form satisfactory to the Acquired Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares; and (iv) an Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

     g. That all actions taken by WM Trust I on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

     h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of North American Funds or the Acquiring Fund, threatened by the Commission.

     i. That WM Trust I shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     j. Reserved

     10. Reserved

     11. Waiver of Conditions. Each of the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of its Board of Trustees behalf, or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a) and 9(a).

     12. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it or the Trust of which such fund is a series who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

     13. Termination. The Acquired Fund and the Acquiring Fund may, by consent of its Board of Trustees on behalf of each Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by January 1, 2000, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

     14. Reserved

     15. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

     16. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     17. Declaration of Trust. Copies of the WM Trust I Declaration of Trust and the WM Trust II Declaration of Trust are on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of WM Trust II on behalf of the Acquired Fund and by the trustees of WM Trust I on behalf of Acquiring Fund, in each case, as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of either trust individually but are binding only upon the assets and property of the Acquired Fund and the Acquiring Fund.



                          WM TRUST II,
                          on behalf of its Florida Insured Municipal Fund series



                          By:______________________________


                          WM Trust I,
                          on behalf of its Tax-Exempt Bond Fund series



                          By: ______________________________

                                TABLE OF CONTENTS

INTRODUCTION

OVERVIEW OF MERGER
        Proposed Transaction
        Operating Expenses
        Example of Fund Expenses
        Federal Income Tax Consequences
        Comparison of Investment Objectives, Policies and Restrictions Advisory Services

RISK FACTORS

SPECIAL MEETING OF SHAREHOLDERS

THE PROPOSAL: APPROVAL OR DISAPPROVAL OF AGREEMENT
  AND PLAN OF REORGANIZATION
        Background and Reasons for the Proposed Merger
        Information about the Mergers
        Capitalization Tables

INFORMATION ABOUT THE FUNDS

VOTING INFORMATION

APPENDIX A:  AGREEMENT AND PLAN OF REORGANIZATION

                                   WM TRUST I
                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                September _, 2000


        This Joint Statement of Additional Information (the "SAI") relates to proposed merger (the "Merger") of the Florida Insured Municipal Fund (the "Acquired Fund"), a series of WM Trust II, a Massachusetts business trust, into the Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of WM Trust I, also a Massachusetts business trust.

        This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated September _, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

        This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to WM Group of Funds, 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101 or by calling 1-800-222-5852.

                                Table of Contents


I.      Additional Information about the Acquiring Fund and the Acquired Fund.....................1
II.     Financial Statements......................................................................1

I.      Additional Information about the Acquiring Fund and the Acquired Fund.

        Incorporated by reference to Post-Effective Amendment No. 33 to the Acquired Fund's Registration Statement Form N-1A (filed on February 29, 2000) (Registration Nos. 33-27489 and 811-5775).

        Incorporated by reference to Post-Effective Amendment No. 78 to the Acquiring Fund's Registration Statement Form N-1A (filed on February 29, 2000) (Registration Nos. 333-36941 and 811-00123).

II.     Financial Statements.

        This Statement of Additional Information is accompanied by the Annual Report for the year ended October 31, 1999 of each of the Acquiring Fund and Acquired Fund (the "WM Group of Funds Annual Report"), which contains historical financial information regarding the Acquiring Fund and Acquired Fund. Such report has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

                                   WM TRUST I
                                    FORM N-14
                                     PART C

                                OTHER INFORMATION



Item 15. Indemnification

        Incorporated by reference to Item 25 of Post-Effective Amendment No. 78 to the Registrant's Registration Statement Form N-1A (filed on February 29,
2000) (Registration Nos. 333-36941 and 811-00123).

Item 16. Exhibits

(1)     Registrant's Charter -

        (A) Form of Amended and Restated Agreement and Declaration of Trust dated as of September 19, 1997 -- incorporated by reference to Post-Effective Amendment ("PEA") No. 67 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

        (B) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 -- incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

        (C) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 -- incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

(2) Registrant's Bylaws - incorporated by reference to PEA No. 67 to the Registrant's Registration Statement.

(3)     None.

(4) Form of Agreement and Plan of Reorganization - filed as Appendix A to Part A hereof.

(5)     See (1) and (2) above.

(6) Investment Advisory Contracts - Investment Management Agreement dated March 20, 1998, as amended as of January 1, 1999 - incorporated by reference to PEA No. 76 of the Registrant's Registration Statement.

(7)     Underwriting Contracts -

        (A) Distribution Contract dated March 20, 1998 - incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

        (B) Form of Selected Dealer Agreement - incorporated by reference to PEA No. 67 to the Registrant's Registration Statement.

(8)     None.

(9) Custodian Agreements - Custody Agreement dated March 20, 1998 - incorporated by reference to PEA No. 74 to Registrant's Registration Statement.

(10)    12b-1 Plans -

        (A) Class A Distribution Plan dated March 20, 1998 - incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

        (B) Class B Distribution Plan dated March 24, 1998 - incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

(11) Opinion and consent of counsel as to legality of securities being registered. Filed as Exhibit 11 to this filing.

(12) Opinion of counsel as to tax matters. To be filed by post-effective amendment to this filing.

(13)    Other material contracts -

        (A) Shareholders Service Contract - incorporated by reference to PEA No. 67 to the Registrant's Registration Statement.

        (B) Transfer Agent Contract dated September 14, 1999 - incorporated by reference to PEA No. 75 to the Registration Statement.

(14)    Consent of Independent Accountant - filed as Exhibit 14 hereto.

(15)    None.

(16)    Power of Attorney - filed as Exhibit 16 hereto.

Item 17. Undertakings

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle and the State of Washington, on this 11th day of August, 2000.



                                         WM TRUST I


                                         By: /s/ William G. Papesh
                                            ----------------------------------
                                            Name:  William G. Papesh
                                            Title: President and Trustee


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 11th day of August, 2000.



SIGNATURE                                                                TITLE
---------                                                                -----
/s/ David E. Anderson*
---------------------------------------                                 Trustee
David E. Anderson

/s/ Wayne L. Attwood, M.D.*
---------------------------------------                                 Trustee
Wayne L. Attwood, M.D.

/s/ Arthur H. Bernstein, Esq.*
---------------------------------------                                 Trustee
Arthur H. Bernstein, Esq.

/s/ Kristianne Blake*
---------------------------------------                                 Trustee
Kristianne Blake

/s/ Edmond R. Davis, Esq.*
---------------------------------------                                 Trustee
Edmond R. Davis, Esq.

/s/ John W. English*
---------------------------------------                                 Trustee
John W. English

/s/ Anne V. Farrell*
---------------------------------------                                 Trustee
Anne V. Farrell

/s/ Carrol R. McGinnis*
---------------------------------------                                 Trustee
Carrol R. McGinnis


/s/ Michael K. Murphy*
---------------------------------------                                 Trustee
Michael K. Murphy

/s/ Alfred E. Osborne, Jr., Ph.D.*
---------------------------------------                                 Trustee
Alfred E. Osborne, Jr., Ph.D.

/s/ Daniel L. Pavelich*
---------------------------------------                                 Trustee
Daniel L. Pavelich

/s/ Jay Rockey*
---------------------------------------                                 Trustee
Jay Rockey

/s/ Norton O. Schapiro*
---------------------------------------                                 Trustee
Norton O. Schapiro

/s/ Richard C. Yancey*
---------------------------------------                                 Trustee
Richard C. Yancey



                                                 * By:  /s/ William G. Papesh
                                                       ------------------------
                                                       William G. Papesh
                                                       Attorney-in-Fact

                                  EXHIBIT INDEX



Exhibit No.         Exhibit Name
-----------         ------------
(11)                Opinion of Ropes & Gray.

(14)                Consent of Deloitte & Touche LLP.

(16)                Power of Attorney.